CORPORATE TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
CORPORATE TRANSACTIONS	CORPORATE TRANSACTIONS
(a)Calibre Acquisition
On June 17, 2025, the Company completed the Calibre Acquisition, whereby the Company acquired 100% of the issued and outstanding common shares of Calibre based on an exchange ratio of 0.35 Equinox Gold common share for each Calibre common share (the “Exchange Ratio”) pursuant to a plan of arrangement. The principal property acquired by the Company in the Calibre Acquisition was Valentine. In addition, the Company acquired La Libertad, El Limon and the Pan Mine (“Pan”).
At the acquisition date, all outstanding stock options of Calibre were replaced with Equinox Gold stock options. The outstanding warrants and 2025 Convertible Notes issued by Calibre in March 2025 became exercisable for Equinox Gold common shares, with the number of issuable shares and the exercise or conversion price adjusted in accordance with the Exchange Ratio.
In advance of closing of the Calibre Acquisition, the Company participated in Calibre’s private placement convertible note financing, and on March 4, 2025, purchased a convertible note with a principal amount of $40.0 million. In connection with the private placement, the Company received 8.8 million common share purchase warrants of Calibre for no additional consideration. The warrants, along with the convertible note, were effectively settled upon closing of the Calibre Acquisition.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(a)Calibre Acquisition (continued)
The Calibre Acquisition was accounted for as a business combination. The acquisition-date fair value of the consideration transferred consisted of the following:

Share consideration(1)	$1,888,026
Option consideration(2)	39,663
Settlement of pre-existing convertible notes receivable and warrants(3)	41,385
Total consideration transferred	$1,969,074
(1)    The fair value of the 302.8 million common shares issued to previous Calibre shareholders was determined based on the Company’s quoted common share price of C$8.46 per share on the acquisition date.
(2)    The fair value of the 9.9 million replacement stock options issued was determined using the Black-Scholes option pricing model with the following weighted average inputs: exercise price $4.04, share price of $8.46, expected annual volatility of 51.9%, expected life of 2.55 years, dividend yield of 0%, and discount rate of 2.6%.
(3)    The fair value of the convertible notes settled was determined using a convertible debt valuation model which considered the contractual terms of the 2025 Convertible Notes and market-derived inputs including the Company’s share price and share price volatility, and a market interest rate that reflects the risks associated with the financial instrument.
The following table summarizes the acquisition-date fair values and recognized amounts of the assets acquired and liabilities assumed as of the acquisition date which were finalized at December 31, 2025:

Assets (liabilities)
Cash and cash equivalents	$193,107
Trade and other receivables	31,573
Inventories(1)	234,866
Restricted cash	11,616
Mineral properties, plant and equipment	2,925,832
Other assets	11,726
Accounts payable and accrued liabilities(2)	(223,511)
Loans and borrowings(3)	(339,227)
Deferred revenue(4)	(50,454)
Derivative liabilities(5)	(21,997)
Reclamation and closure cost provisions	(75,532)
Deferred income tax liabilities	(604,594)
Other liabilities(6)	(124,331)
Fair value of net assets acquired	$1,969,074
(1)    Of the total fair value of $234.9 million for inventories acquired, $188.2 million and $46.7 million were included in current inventories and non-current inventories, respectively.
(2)    Accrued liabilities assumed include income taxes payable in connection with the Nicaraguan subsidiaries (note 26(a)).
(3)    Loans and borrowings assumed mainly relate to the secured term credit facility with Sprott Private Resource Lending II (Collector-2), LP (“Sprott”) (the “Sprott Loan”) (note 13(b)) and the debt host component of the outstanding 2025 Convertible Notes (note 13(d)). The fair value of the 2025 Convertible Notes assumed exclude the 2025 Convertible Notes that were issued to the Company and effectively settled on the acquisition date.
(4)    The deferred revenue assumed relates to the Other Gold Prepay Arrangement under which the Company delivered 2,500 ounces of gold per month until December 2025 (note 14(d)).
(5)    The derivative liabilities assumed relate to the conversion option component of the 2025 Convertible Notes issued by Calibre to parties other than the Company and are denominated in CAD (note 13(d)) and the outstanding warrants (note 15(b)(iv)).
(6)    Other liabilities assumed include obligations under an equipment financing facility (the “Valentine Equipment Facility”) (note 18(a)). Of the total fair value of $83.4 million for obligations assumed under the Valentine Equipment Facility, $14.9 million and $68.5 million were classified as current and non-current, respectively.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(a)Calibre Acquisition (continued)
The Company engaged an independent valuation specialist to assist with determination of the fair values of certain assets acquired and liabilities assumed. The fair value of inventories was determined based on the expected future cash flows from sales of gold produced less estimated costs to convert the inventories into saleable form and associated selling costs. The fair value of mineral properties was estimated using discounted cash flow models for mineral reserves and an in-situ value for unmodelled mineral resources. Significant inputs used in determining the fair value of mineral properties include estimates of the appropriate discount rates, foreign exchange rates, future gold prices, production based on current estimates of mineral reserves, future operating and capital expenditures, and the in-situ value per ounce of gold for unmodelled mineral resources based on comparable market transactions. The fair value of plant and equipment was estimated based on the estimated replacement cost. The fair value of loans and borrowings was calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments. The fair values of deferred revenue, reclamation and closure cost provisions and Valentine Equipment Facility were estimated using discounted cash flow models using discount rates that reflect the risks inherent in the expected future cash flows at the acquisition date. Significant inputs used in determining the expected cash flows associated with the deferred revenue include estimates of future gold prices. Significant inputs used in determining the expected future cash flows associated with the reclamation and closure cost provisions include timing of expenditures required to settle the obligation.
Transaction costs incurred in connection with the Calibre Acquisition totaling $9.2 million were expensed and presented as professional fees within general and administration expense.
Consolidated revenue and net income for the year ended December 31, 2025 includes the revenue and net income of Calibre since the acquisition date in the amount of $613.6 million and $71.1 million, respectively. Had the Calibre Acquisition occurred on January 1, 2025, proforma unaudited consolidated revenue from continuing operations and net income for the year ended December 31, 2025 would have been approximately $2,241.6 million and $223.8 million, respectively. In determining the proforma net income amount, management has assumed that the fair value adjustments relating to mineral properties, plant and equipment would have been the same if the acquisition had occurred on January 1, 2025.
(b)Sale of Nevada Assets
On October 1, 2025, the Company completed the sale of its 100% interest in the Nevada Assets to Minera Alamos Inc. (“Minera Alamos”) (the “Nevada Assets Sale”). The Nevada Assets include Pan, a producing gold mine, and the Gold Rock and Illipah gold development projects which were acquired by the Company as part of the Calibre Acquisition (note 5(a)).
The Company received total consideration of $136.5 million comprised of:
•$98.4 million in cash;
•$8.6 million in promissory note receivable; and
•96.8 million common shares of Minera Alamos.
Of the total cash consideration of $98.4 million, $10.3 million was included in trade and other receivables at December 31, 2025 and received in January 2026. The promissory note was repaid by Minera Alamos in December 2025.
The fair value of the common shares received of $29.5 million was determined based on the quoted price of C$0.42 ($0.31) per common share of Minera Alamos on the closing date of the Nevada Assets Sale. The common shares of Minera Alamos were consolidated on a 10:1 basis on January 5, 2026. In February 2026, the Company sold its 9.7 million common shares held on a post-consolidation basis for gross proceeds of C$56.1 million ($41.1 million).
5.    CORPORATE TRANSACTIONS (CONTINUED)
(b)Sale of Nevada Assets (continued)
The Company recognized a gain on sale of $5.7 million, net of selling costs, in other expense for the year ended December 31, 2025, which represents the difference between the fair value of consideration received, net of transaction costs, and the carrying amounts of the assets and liabilities derecognized. The carrying amounts of the assets and liabilities derecognized on disposition were as follows:

Assets
Cash and cash equivalents	$11,234
Inventories	61,881
Mineral properties, plant and equipment	73,098
Other assets	12,330
158,543
Liabilities
Reclamation and closure cost provisions	14,129
Deferred income tax liabilities	6,157
Other liabilities	9,747
30,033
Net assets	$128,510
(c)Greenstone Acquisition
On May 13, 2024, the Company acquired 100% of the issued and outstanding shares of OMF Fund II (SC) Ltd., subsequently renamed PAG Holding Corp. (“PAGH”), an entity that holds a 40% interest in Greenstone, from certain funds managed by Orion Mine Finance Management LP (collectively, “Orion”) for total consideration of $960.9 million. The acquisition resulted in the Company owning 100% and obtaining control of Greenstone.
Prior to the completion of the Greenstone Acquisition, Greenstone was a joint operation in which the Company had a 60% interest and the Company’s share of Greenstone’s assets, liabilities, revenues and expenses was proportionately consolidated. The Greenstone Acquisition was accounted for as a business combination achieved in stages.
The total purchase price, consisting of the acquisition-date fair value of total consideration transferred and the Company’s previously held interest in Greenstone immediately prior to the acquisition date, was as follows:

Cash consideration	$705,037
Deferred cash consideration(1)	38,254
Share consideration(2)	217,640
Total consideration transferred	960,931
Fair value of previously held 60% interest in Greenstone	1,718,067
Total purchase price	$2,678,998
(1)    As part of the consideration for the Greenstone Acquisition, the Company issued a non-interest-bearing promissory note to Orion with a principal amount of $40.0 million (the “Orion Note”) and maturity date of December 31, 2024. The acquisition-date fair value of the Orion Note of $38.3 million was calculated as the present value of the future cash flows discounted using a market rate of interest for similar instruments. The Orion Note was paid in full on December 30, 2024.
(2)    The fair value of the 42.0 million common shares issued to Orion was determined based on the Company’s quoted common share price of C$7.09 per share on the acquisition date.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(c)Greenstone Acquisition (continued)
The Company recognized a gain of $579.8 million before income taxes in other income for the year ended December 31, 2024 on remeasurement of its 60% share of assets and liabilities of Greenstone held immediately before the business combination to their acquisition-date fair values, net of the cumulative foreign currency translation loss of $31.9 million reclassified to net income ($397.9 million, net of deferred income tax expense of $181.9 million).
The total purchase price was allocated to the identifiable assets acquired and liabilities assumed, based on their acquisition-date fair values. The following table summarizes the acquisition-date fair values and recognized amounts of the assets acquired and liabilities assumed as of the acquisition date.

Assets (liabilities)
Cash and cash equivalents	$2,361
Receivables	7,379
Inventories	47,670
Restricted cash	15,716
Mineral properties, plant and equipment	3,630,255
Other assets	8,954
Accounts payable and accrued liabilities	(98,930)
Deferred revenue(1)	(137,045)
Derivative liabilities(2)	(51,698)
Reclamation and closure cost provision	(32,734)
Deferred income tax liabilities	(600,462)
Other liabilities(3)	(112,468)
Fair value of net assets acquired(4)	$2,678,998
(1)    Deferred revenue assumed relates to the Stream Arrangement that Orion previously entered into with a third party (note 14(a)).
(2)    Derivative liabilities assumed relates to the Greenstone Contingent Consideration (note 15(b)(ii)).
(3)    Other liabilities assumed include an equipment financing facility (the “Greenstone Equipment Facility”) (note 18(a)), and lease liabilities.
(4)    The total fair value of net assets acquired includes the Company’s share of assets and liabilities of Greenstone immediately before the business combination.
The Company retained an independent valuation specialist to assist with determination of the fair values of certain assets acquired and liabilities assumed. The fair value of inventories was estimated based on the expected future cash flows from sales of gold produced less estimated costs to convert the inventories into saleable form and associated selling costs. The fair value of mineral properties was estimated using a discounted cash flow model for mineral reserves and an in-situ value for unmodelled mineral resources. Significant inputs used in determining the fair value of mineral properties include estimates of the appropriate discount rate, foreign exchange rates, future gold prices, production based on current estimates of mineral reserves, and future operating and capital expenditures. The fair value of plant and equipment was estimated based on the estimated replacement cost. The fair values of the deferred revenue, reclamation and closure cost provision, Greenstone Contingent Consideration and Greenstone Equipment Facility were estimated using discounted cash flow models using discount rates that reflect the risks inherent in the expected future cash flows at the acquisition date. Significant inputs used in determining the expected future cash flows associated with the Stream Arrangement deferred revenue include estimates of the quantities and timing of future gold deliveries and future gold prices. Significant inputs used in determining the expected future cash flows associated with the reclamation and closure cost provision include timing of expenditures required to settle the obligation. Significant inputs used in determining the expected future cash flows associated with the Greenstone Contingent Consideration include assumptions related to the achievement of production milestones and future gold prices.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(c)Greenstone Acquisition (continued)
Transaction costs incurred in connection with the acquisition totaling $0.8 million were expensed and presented as professional fees within general and administration expense.
Consolidated revenue for the year ended December 31, 2024 includes the revenue of PAGH since the acquisition date in the amount of $113.7 million. Consolidated net income for the year ended December 31, 2024 includes the net income of PAGH since the acquisition date in the amount of $14.2 million. Had the transaction occurred on January 1, 2024, there would be no impact to the consolidated revenue for the year ended December 31, 2024 and pro-forma unaudited net income for the year ended December 31, 2024 would have been approximately $335.1 million.